SCHEDULE OF INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about investment property [abstract]
Beginning balance	$ 189,403
Change in fair value	(9,676)
Ending balance	$ 179,727